Investment in Affiliates (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Summary of Financial Information Related to the Balance Sheet
A summary of financial information for the merchant alliances and other affiliates accounted for under the equity method of accounting is presented below.

	As of December 31,
(in millions)	2014	2013
Total current assets	$2,812	$2,733
Total long-term assets	53	511
Total assets	$2,865	$3,244

Total current liabilities	$2,742	$2,687
Total long-term liabilities	17	218
Total liabilities	$2,759	$2,905

Summary of Unaudited Financial Information Related to the Income Statement
This affiliate became significant during the second quarter of 2014 and its summarized financial information is presented below for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2015	2014	2015	2014
Net operating revenues	$229	$205	$440	$397
Operating expenses	95	87	184	169
Operating income	$134	$118	$256	$228
Net income	$134	$118	$256	$229
FDC equity earnings	43	37	81	72

	Year ended December 31,
(in millions)	2014	2013	2012
Net operating revenues	$1,357	$1,369	$1,278
Operating expenses	638	675	630
Operating income	$719	$694	$648
Net income	$696	$664	$639
FDC equity earnings	220	188	158

Schedule of Estimated Future Amortization Expense for Intangible Assets
The non-goodwill portion of this amount is considered an identifiable intangible asset that is amortized. The estimated future amortization expense for these intangible assets as of December 31, 2014 is as follows:

Year ended December 31, (in millions)	Amount
2015	$57
2016	51
2017	47
2018	29
2019	5
Thereafter	—